Financial Instruments (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Other financial assets	$ 14,485,896	$ 26,070,548
Cash and cash equivalents	196,369,224	319,014,050	$ 170,044,602	$ 134,033,183
Trade and other current receivables (net)	303,238,567	324,065,462
Account receivable from to related companies	3,396,807	3,239,706
Total financial assets	517,490,494	672,389,766
Financial liabilities
Total financial liabilities measured at amortized cost	330,155,016	290,952,243
Account payable- trade and other payable	306,682,108	303,392,581
Accounts payable to related entities	8,979,434	6,936,910
Total Financial liabilities	645,816,558	601,281,734
Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	240,394	4,997,124
Account payable- trade and other payable	0	0
Accounts payable to related entities	0	0
Total Financial liabilities	240,394	4,997,124
Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	805,306	1,351,530
Account payable- trade and other payable	0	0
Accounts payable to related entities	0	0
Total Financial liabilities	805,306	1,351,530
Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	329,109,316	284,603,589
Account payable- trade and other payable	306,682,108	303,392,581
Accounts payable to related entities	8,979,434	6,936,910
Total Financial liabilities	644,770,858	594,933,080
Bank borrowings [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	142,196,520	113,360,982
Bank borrowings [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bank borrowings [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bank borrowings [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	142,196,520	113,360,982
Bond payable [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	140,551,686	139,362,478
Bond payable [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bond payable [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Bond payable [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	140,551,686	139,362,478
Financial leases obligations [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	33,070,356	17,912,134
Financial leases obligations [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Financial leases obligations [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	33,070,356	17,912,134
Deposits for return of bottles and containers [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	13,290,754	13,967,995
Deposits for return of bottles and containers [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Deposits for return of bottles and containers [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Deposits for return of bottles and containers [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	13,290,754	13,967,995
Derivative financial instruments [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	240,394	4,997,124
Derivative financial instruments [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	240,394	4,997,124
Derivative financial instruments [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Derivative financial instruments [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Derivative hedge liabilities [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	805,306	1,351,530
Derivative hedge liabilities [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Derivative hedge liabilities [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost	805,306	1,351,530
Derivative hedge liabilities [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost	0	0
Derivative financial instruments [Member]
Financial assets
Other financial assets	3,412,197	11,522,482
Market securities and investments in other companies [Member]
Financial assets
Other financial assets	6,245,817	11,010,433
Derivative hedge assets [Member]
Financial assets
Other financial assets	4,827,882	3,537,633
Fair value with changes in income [member]
Financial assets
Other financial assets	9,658,014	22,532,915
Cash and cash equivalents	0	0
Trade and other current receivables (net)	0	0
Account receivable from to related companies	0	0
Total financial assets	9,658,014	22,532,915
Fair value with changes in income [member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	3,412,197	11,522,482
Fair value with changes in income [member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	6,245,817	11,010,433
Fair value with changes in income [member] | Derivative hedge assets [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member]
Financial assets
Other financial assets	0	0
Cash and cash equivalents	196,369,224	319,014,050
Trade and other current receivables (net)	303,238,567	324,065,462
Account receivable from to related companies	3,396,807	3,239,706
Total financial assets	503,004,598	646,319,218
Financial Assets Measured At Amortized Cost [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	0	0
Financial Assets Measured At Amortized Cost [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member]
Financial assets
Other financial assets	4,827,882	3,537,633
Cash and cash equivalents	0	0
Trade and other current receivables (net)	0	0
Account receivable from to related companies	0	0
Total financial assets	4,827,882	3,537,633
Hedge derivatives [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets	0	0
Hedge derivatives [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets	$ 4,827,882	$ 3,537,633